UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Growth Fund of America®
Investment portfolio

November 30, 2008

unaudited

Common stocks — 84.80%	Shares	Value (000)

INFORMATION TECHNOLOGY — 24.27%
Google Inc., Class A1	11,727,300	$3,435,630
Oracle Corp.[1]	186,412,600	2,999,379
Cisco Systems, Inc.[1]	170,725,000	2,823,791
Microsoft Corp.	120,460,100	2,435,703
Apple Inc.[1]	17,915,000	1,660,183
Nokia Corp.[2]	45,628,000	645,029
Nokia Corp. (ADR)	40,197,174	569,594
EMC Corp.[1,3]	107,814,600	1,139,600
SAP AG2	22,384,600	768,614
SAP AG (ADR)	10,140,000	346,180
Yahoo! Inc.[1,3]	90,076,100	1,036,776
International Business Machines Corp.	8,410,000	686,256
Corning Inc.	70,853,000	638,386
Paychex, Inc.[3]	19,316,400	545,881
Applied Materials, Inc.	55,312,792	529,897
Automatic Data Processing, Inc.	12,060,000	495,184
Texas Instruments Inc.	31,699,000	493,553
Intel Corp.	35,270,000	486,726
MasterCard Inc., Class A	3,250,000	472,225
Hewlett-Packard Co.	13,000,000	458,640
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	255,656,257	315,573
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,833,514	91,760
Linear Technology Corp.[3]	19,850,000	396,007
Intuit Inc.[1,3]	16,825,000	372,842
Symantec Corp.[1]	25,800,000	310,374
Xilinx, Inc.[3]	17,400,000	284,664
Accenture Ltd, Class A	8,525,000	264,105
Visa Inc., Class A	4,657,800	244,814
KLA-Tencor Corp.[3]	12,940,000	243,401
QUALCOMM Inc.	6,650,194	223,247
Kyocera Corp.[2]	3,500,000	218,812
Autodesk, Inc.[1,3]	13,007,300	215,791
Maxim Integrated Products, Inc.[3]	17,025,000	210,599
Dell Inc.[1]	18,850,000	210,555
Samsung Electronics Co., Ltd.[2]	578,000	191,313
ASML Holding NV (New York registered)	9,555,555	146,487
ASML Holding NV2	2,440,000	37,193
Juniper Networks, Inc.[1]	10,000,000	173,800
MEMC Electronic Materials, Inc.[1]	9,342,502	140,324
Agilent Technologies, Inc.[1]	6,749,400	127,091
Trimble Navigation Ltd.[1,3]	6,047,200	123,121
HTC Corp.[2]	12,200,000	121,521
Canon, Inc.[2]	3,930,000	116,889
Tyco Electronics Ltd.	6,363,000	104,862
Hirose Electric Co., Ltd.[2]	1,040,000	94,354
Analog Devices, Inc.	5,000,000	85,500
Microchip Technology Inc.	4,573,500	84,610
Flextronics International Ltd.[1]	35,205,464	82,381
Lam Research Corp.[1]	3,000,000	60,600
Sun Microsystems, Inc.[1]	17,981,675	57,002
Rohm Co., Ltd.[2]	1,082,000	51,593
Affiliated Computer Services, Inc., Class A1	1,004,162	40,618
Quanta Computer Inc.[2]	36,000,256	39,190
Comverse Technology, Inc.[1]	6,000,000	37,200
Metavante Technologies, Inc.[1]	1,466,666	25,329
Motorola, Inc.	5,725,000	24,675
Micron Technology, Inc.[1]	8,600,000	23,564
Western Union Co.	890,000	11,810
Advanced Micro Devices, Inc.[1]	3,800,000	8,968
Teradyne, Inc.[1]	900,000	3,411
ProAct Holdings, LLC[1,2,4]	6,500,000	—
		28,283,177

HEALTH CARE — 10.87%
Roche Holding AG2	13,330,000	1,875,601
Gilead Sciences, Inc.[1]	20,920,000	937,007
Medtronic, Inc.	29,424,000	898,020
Teva Pharmaceutical Industries Ltd. (ADR)	18,534,307	799,755
Eli Lilly and Co.	21,220,000	724,663
Genentech, Inc.[1]	8,021,900	614,478
Celgene Corp.[1]	10,800,000	562,680
Amgen Inc.[1]	9,441,400	524,375
Merck & Co., Inc.	19,500,000	521,040
Stryker Corp.	11,734,000	456,687
Abbott Laboratories	7,250,000	379,828
Schering-Plough Corp.	20,987,500	352,800
C. R. Bard, Inc.	4,249,500	348,586
Novo Nordisk A/S, Class B2	6,527,400	333,471
Boston Scientific Corp.[1]	47,092,131	290,558
Aetna Inc.	12,620,000	275,368
McKesson Corp.	6,700,000	234,098
Hospira, Inc.[1]	7,750,000	232,733
UnitedHealth Group Inc.	9,506,000	199,721
Intuitive Surgical, Inc.[1]	1,500,000	198,795
Cardinal Health, Inc.	6,000,000	195,120
Johnson & Johnson	3,050,000	178,669
AstraZeneca PLC (Sweden)[2]	4,778,000	178,046
St. Jude Medical, Inc.[1]	5,100,000	142,953
Zimmer Holdings, Inc.[1]	3,600,000	134,352
Allergan, Inc.	3,380,000	127,358
Biogen Idec Inc.[1]	3,000,000	126,930
Covance Inc.[1]	3,150,000	123,102
Endo Pharmaceuticals Holdings Inc.[1]	5,300,000	116,547
Wyeth	3,000,000	108,030
Cephalon, Inc.[1]	1,400,000	102,872
ResMed Inc[1]	2,640,500	95,956
Pharmaceutical Product Development, Inc.	2,705,000	71,250
Covidien Ltd.	1,565,475	57,688
Inverness Medical Innovations, Inc.[1]	2,712,961	47,667
Charles River Laboratories International, Inc.[1]	1,500,000	34,200
Abraxis BioScience, Inc.[1]	550,000	32,071
Varian Medical Systems, Inc.[1]	599,997	24,216
Affymetrix, Inc.[1]	2,000,000	5,480
		12,662,771

ENERGY — 10.22%
Schlumberger Ltd.	31,264,440	1,586,358
Suncor Energy Inc.[3]	54,590,406	1,262,155
Devon Energy Corp.	12,254,600	886,498
EOG Resources, Inc.	8,719,922	741,368
Transocean Inc.[1]	10,568,031	706,790
Occidental Petroleum Corp.	11,330,000	613,406
Baker Hughes Inc.	13,116,178	456,836
Chevron Corp.	5,350,000	422,704
Smith International, Inc.[3]	12,937,098	378,281
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	17,163,048	359,394
Noble Energy, Inc.	6,859,000	358,589
Diamond Offshore Drilling, Inc.	4,800,000	354,240
Petro-Canada	12,257,900	334,243
Canadian Natural Resources, Ltd.	7,535,000	316,750
CONSOL Energy Inc.[3,4]	7,400,000	214,378
CONSOL Energy Inc.[3]	3,456,400	100,132
Halliburton Co.	12,995,000	228,712
BG Group PLC[2]	15,900,000	227,630
Chesapeake Energy Corp.	13,000,000	223,340
Nexen Inc.	10,069,766	207,582
Imperial Oil Ltd.	5,522,754	197,560
OAO LUKOIL (ADR)[2]	6,000,000	195,627
Murphy Oil Corp.	4,318,000	190,208
BJ Services Co.[3]	14,705,000	176,313
Exxon Mobil Corp.	1,900,000	152,285
Apache Corp.	1,860,000	143,778
Cameco Corp.	7,616,800	136,388
Tenaris SA (ADR)	6,270,000	131,858
OAO Gazprom (ADR)[2]	5,736,200	100,723
Pioneer Natural Resources Co.	3,805,000	76,404
Arch Coal, Inc.	4,800,000	73,824
Peabody Energy Corp.	2,830,000	66,307
Newfield Exploration Co.[1]	2,590,000	58,482
Hess Corp.	1,080,000	58,363
ConocoPhillips	1,082,100	56,832
Saipem SpA, Class S2	3,200,000	49,842
Rowan Companies, Inc.	2,200,000	38,170
Patriot Coal Corp.[1]	3,316,000	28,087
		11,910,437

CONSUMER DISCRETIONARY — 8.72%
Lowe’s Companies, Inc.[3]	77,275,300	1,596,508
Target Corp.	35,526,002	1,199,358
Time Warner Inc.	115,540,200	1,045,639
McDonald’s Corp.	16,088,000	945,170
Comcast Corp., Class A	30,881,900	535,492
Comcast Corp., Class A, special nonvoting stock	6,000,000	100,620
News Corp., Class A	65,839,800	520,134
Carnival Corp., units	23,748,880	498,726
Johnson Controls, Inc.	28,025,400	494,929
Time Warner Cable Inc., Class A1	21,910,766	444,788
Best Buy Co., Inc.	15,556,875	322,183
YUM! Brands, Inc.	11,806,000	318,054
NIKE, Inc., Class B	5,700,000	303,525
Shaw Communications Inc., Class B, nonvoting	12,000,000	205,080
MGM Mirage, Inc.[1]	11,907,988	142,658
Kohl’s Corp.[1]	4,250,000	138,805
Starbucks Corp.[1]	14,000,000	125,020
Li & Fung Ltd.[2]	65,492,000	119,223
Las Vegas Sands Corp.[1]	22,000,000	113,740
Magna International Inc., Class A	3,607,400	101,404
International Game Technology	9,207,000	98,607
CarMax, Inc.[1,3]	11,338,500	86,286
Toyota Motor Corp.[2]	2,730,000	85,880
Garmin Ltd.	4,933,739	84,268
Nikon Corp.[2]	6,856,000	77,670
DreamWorks Animation SKG, Inc., Class A1	3,200,000	73,920
TJX Companies, Inc.	3,000,000	68,460
Harman International Industries, Inc.[3]	4,078,900	61,387
Liberty Media Corp., Liberty Interactive, Series A1	20,962,500	55,131
SEGA SAMMY HOLDINGS INC.[2]	4,700,000	45,366
Chipotle Mexican Grill, Inc., Class B1	553,000	25,488
Chipotle Mexican Grill, Inc., Class A1	351,500	17,427
Harley-Davidson, Inc.	2,109,500	35,883
Gentex Corp.	3,200,000	28,064
D.R. Horton, Inc.	3,580,000	24,595
Brinker International, Inc.	3,000,000	19,920
		10,159,408

INDUSTRIALS — 8.61%
General Electric Co.	88,236,080	1,515,013
United Parcel Service, Inc., Class B	19,983,500	1,151,050
Burlington Northern Santa Fe Corp.	10,398,700	796,644
FedEx Corp.	9,730,000	687,425
General Dynamics Corp.	12,591,400	650,598
Caterpillar Inc.	13,666,000	560,169
Boeing Co.	12,400,000	528,612
Union Pacific Corp.	8,833,500	442,028
Precision Castparts Corp.	6,457,000	404,854
Lockheed Martin Corp.	5,130,000	395,574
United Technologies Corp.	5,840,000	283,415
Southwest Airlines Co.	31,389,000	271,515
Norfolk Southern Corp.	5,166,300	255,577
Raytheon Co.	4,700,000	229,360
Mitsubishi Heavy Industries, Ltd.[2]	55,491,400	225,273
Iron Mountain Inc.[1]	10,040,000	218,169
Fluor Corp.	4,500,000	204,930
Deutsche Post AG2	12,460,000	179,487
Allied Waste Industries, Inc.[1]	15,000,000	161,100
Flowserve Corp.[3]	2,850,000	143,441
Roper Industries, Inc.	3,000,000	137,310
Tyco International Ltd.	6,363,000	132,987
Northrop Grumman Corp.	3,182,000	130,303
KBR, Inc.	6,575,289	90,542
Joy Global Inc.	3,000,000	69,870
Continental Airlines, Inc., Class B1	3,400,000	49,912
Avery Dennison Corp.	1,598,000	49,698
Robert Half International Inc.	1,610,000	33,633
Mitsubishi Corp.[2]	1,900,000	23,622
Monster Worldwide, Inc.[1]	1,114,500	12,783
		10,034,894

FINANCIALS — 6.32%
Berkshire Hathaway Inc., Class A1	14,200	1,476,800
JPMorgan Chase & Co.	24,515,000	776,145
Bank of New York Mellon Corp.	19,036,400	575,090
Citigroup Inc.	68,130,000	564,798
Bank of America Corp.	28,000,000	455,000
PNC Financial Services Group, Inc.	7,784,000	410,762
Banco Bradesco SA, preferred nominative (ADR)	34,767,792	369,929
State Street Corp.	7,470,000	314,562
Wells Fargo & Co.	10,184,200	294,221
Wachovia Corp.	50,000,000	281,000
Sberbank (Savings Bank of the Russian Federation) (GDR)[2]	1,300,000	221,596
Marsh & McLennan Companies, Inc.	8,500,000	216,750
AFLAC Inc.	3,849,674	178,240
Mitsubishi Estate Co., Ltd.[2]	9,700,000	145,062
T. Rowe Price Group, Inc.	4,000,000	136,840
National City Corp.[4]	39,375,000	79,144
National City Corp.	24,722,000	49,691
Marshall & Ilsley Corp.	7,399,998	114,330
American Express Co.	4,900,000	114,219
Banco Santander, SA2	10,140,000	83,327
Capital One Financial Corp.	2,200,000	75,702
Onex Corp.	5,200,000	74,826
AMP Ltd.[2]	21,000,000	74,305
American International Group, Inc.	30,000,000	60,300
AXIS Capital Holdings Ltd.	2,000,000	50,620
Zions Bancorporation	1,579,600	50,373
Willis Group Holdings Ltd.	1,210,000	27,915
XL Capital Ltd., Class A	4,973,000	25,014
SLM Corp.[1]	2,406,000	22,159
Umpqua Holdings Corp.	1,305,065	17,279
Protective Life Corp.	1,500,000	13,980
Discover Financial Services	910,000	9,309
Fannie Mae	5,876,350	6,817
Washington Mutual, Inc.[4]	1,714,286	84
Washington Mutual, Inc.[2,4]	22,857,142	—
		7,366,189

CONSUMER STAPLES — 4.88%
Philip Morris International Inc.	36,786,700	1,550,927
Coca-Cola Co.	17,330,000	812,257
PepsiCo, Inc.	11,807,881	669,507
Avon Products, Inc.	20,492,615	432,394
Groupe Danone SA2	6,335,000	364,877
Altria Group, Inc.	22,357,500	359,509
Archer Daniels Midland Co.	11,298,951	309,365
Walgreen Co.	7,890,000	195,199
Kerry Group PLC, Class A2,3	8,965,824	186,690
Bunge Ltd.	4,000,000	169,840
Wal-Mart Stores, Inc.	2,550,000	142,494
L’Oréal SA2	1,300,000	104,972
SYSCO Corp.	4,450,000	104,352
Diageo PLC[2]	7,000,000	98,054
General Mills, Inc.	1,235,000	78,015
Shoppers Drug Mart Corp.	2,035,000	73,109
Whole Foods Market, Inc.	2,399,600	25,388
C&C Group PLC[2]	6,000,000	8,907
		5,685,856

MATERIALS — 4.74%
Barrick Gold Corp.	35,000,000	1,031,100
Syngenta AG2,3	5,200,000	925,622
Newmont Mining Corp.	16,898,000	568,618
Monsanto Co.	6,905,900	546,947
CRH PLC[2]	20,659,566	446,603
BHP Billiton PLC[2]	17,686,093	321,637
BHP Billiton PLC (ADR)	1,460,608	53,312
Freeport-McMoRan Copper & Gold Inc.	15,533,000	372,637
Potash Corp. of Saskatchewan Inc.	5,023,100	309,624
Sigma-Aldrich Corp.	5,455,000	235,165
BHP Billiton Ltd.[2]	10,215,000	205,163
Rio Tinto PLC[2]	6,172,960	153,777
United States Steel Corp.	3,503,200	106,497
Vulcan Materials Co.	1,250,000	74,975
ArcelorMittal[2]	2,045,085	49,395
Teck Cominco Ltd., Class B	9,260,000	44,915
Sealed Air Corp.	1,750,000	27,702
Mosaic Co.	856,100	25,983
Kuraray Co., Ltd.[2]	2,290,000	18,588
		5,518,260

TELECOMMUNICATION SERVICES — 0.73%
Qwest Communications International Inc.[3]	121,418,000	388,538
Sprint Nextel Corp., Series 1	137,810,350	384,491
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	69,669
Embarq Corp.	85,000	2,774
Broadview Networks Holdings, Inc., Class A1,2,4	31,812	—
		845,472

UTILITIES — 0.54%
NRG Energy, Inc.[1]	8,500,000	201,365
Questar Corp.	3,450,000	111,056
Mirant Corp.[1]	5,954,209	102,531
Reliant Energy, Inc.[1]	17,302,000	99,313
Veolia Environnement[2]	2,650,000	66,062
Dynegy Inc., Class A1	19,920,000	44,422
		624,749

MISCELLANEOUS — 4.90%
Other common stocks in initial period of acquisition		5,714,600

Total common stocks (cost: $128,098,611,000)		98,805,813

		Value
Preferred stocks — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,2,4	1,272	$598

Total preferred stocks (cost: $21,000,000)		598

Warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,4]	2,857,142	—

Total warrants (cost: $10,949,000)		—

Convertible securities — 0.23%

FINANCIALS — 0.20%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[2,4]	5,140,000	138,703
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,4]	3,750,000	101,194
		239,897

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		30,250

Total convertible securities (cost: $494,500,000)		270,147

	Principal amount
Bonds & notes — 0.04%	(000)

CONSUMER DISCRETIONARY — 0.03%
Harrah’s Operating Co., Inc. 10.75% 2016[5]	$75,000	17,062
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	20,700	14,749
Delphi Corp. 6.50% 2013[6]	53,500	1,605
Delphi Automotive Systems Corp. 6.55% 2006[6]	58,190	1,455
Delphi Automotive Systems Corp. 6.50% 2009[6]	20,000	500
Delphi Automotive Systems Corp. 7.125% 2029[6]	22,000	550
MGM MIRAGE 13.00% 2013[5]	475	399
		36,320

CONSUMER STAPLES — 0.01%
H.J. Heinz Co. 6.428% 2011[5,7]	5,900	6,502

TELECOMMUNICATION SERVICES — 0.00%
Level 3 Financing, Inc. 12.25% 2013	4,150	2,407

Total bonds & notes (cost: $223,064,000)		45,229

	Principal amount	Value
Short-term securities — 14.52%	(000)	(000)

U.S. Treasury Bills 0.75%–1.945% due 12/4/2008–8/27/2009	$5,947,850	$5,945,668
Federal Home Loan Bank 0.58%–3.15% due 12/10/2008–5/26/2009	2,449,855	2,444,150
Freddie Mac 0.75%–2.70% due 12/3/2008–4/7/2009	2,055,675	2,052,955
Fannie Mae 0.84%–2.90% due 12/5/2008–5/20/2009	1,785,550	1,781,853
International Bank for Reconstruction and Development 1.00%–2.39% due 1/13–2/18/2009	859,050	858,034
Procter & Gamble International Funding S.C.A. 1.65%–2.20% due 12/2/2008–1/5/2009[5]	264,800	264,631
Procter & Gamble Co. 1.90% due 1/9–1/12/2009[5]	100,000	99,844
Hewlett-Packard Co. 2.10%–2.55% due 12/16/2008–2/10/2009[5]	334,000	333,215
Pfizer Inc 1.30%–2.17% due 12/8/2008–3/13/2009[5]	297,700	297,123
Eli Lilly and Co. 1.40% due 2/25–3/10/2009[5]	242,100	241,329
Enterprise Funding Co. LLC 1.45%–2.25% due 1/7–2/6/2009[5]	118,500	118,063
Bank of America Corp. 2.70%–3.75% due 12/2/2008–3/9/2009	99,400	99,058
Coca-Cola Co. 1.65%–1.95% due 12/16/2008–1/29/2009[5]	214,000	213,754
United Parcel Service Inc. 1.05%–2.20% due 12/5/2008–1/30/2009[5]	182,100	181,842
Wal-Mart Stores Inc. 1.70%–2.20% due 12/8–12/16/2008[5]	179,025	178,916
John Deere Capital Corp. 2.30%–2.50% due 12/5/2008–1/23/2009[5]	164,850	164,548
AT&T Inc. 1.25%–2.17% due 12/2/2008–2/6/2009[5]	158,900	158,752
Merck & Co. Inc. 1.80%–2.15% due 12/2–12/12/2008	157,000	156,917
Private Export Funding Corp. 1.35%–2.20% due 1/26–2/13/2009[5]	149,000	148,519
Ciesco LLC 2.50% due 1/5/2009[5]	67,500	67,291
CAFCO, LLC 3.55% due 1/9/2009[5]	50,000	49,833
Citigroup Funding Inc. 2.30% due 1/26/2009	19,125	19,057
Chevron Funding Corp. 0.65%–0.95% due 12/19/2008–1/9/2009	135,000	134,913
JPMorgan Chase & Co. 2.61% due 12/1/2008	55,000	54,994
Park Avenue Receivables Co., LLC 2.70% due 12/5/2008[5]	50,000	49,969
Jupiter Securitization Co., LLC 1.40% due 1/28/2009[5]	29,600	29,485
Federal Farm Credit Banks 2.10%–2.35% due 2/13–3/17/2009	110,000	109,827
Johnson & Johnson 2.05% due 12/17/2008[5]	96,000	95,909
Medtronic Inc. 2.10% due 12/8–12/11/2008[5]	81,550	81,458
Caterpillar Financial Services Corp. 1.30% due 1/14/2009	74,000	73,861
General Dynamics Corp. 1.80%–2.30% due 12/3/2008–1/16/2009[5]	50,000	49,926
IBM Corp. 3.05% due 1/5/2009[5]	50,000	49,915
Walt Disney Co. 1.10% due 2/25/2009	50,000	49,815
Lowe’s Cos. Inc. 1.15% due 2/24/2009[3]	44,800	44,674
Emerson Electric Co. 1.10% due 2/24/2009[5]	35,687	35,578
Illinois Tool Works Inc. 1.80% due 1/16/2009	34,900	34,847
Honeywell International Inc. 1.20%–2.12% due 1/15–2/19/2009[5]	30,800	30,704
General Electric Capital Corp. 0.50% due 12/1/2008	25,000	24,999
Target Corp. 2.10% due 12/1/2008	25,000	24,999
Eaton Corp. 2.15% due 1/14/2009[5]	25,000	24,933
USAA Capital Corp. 1.25% due 1/21/2009	25,000	24,915
Estée Lauder Companies Inc. 2.20% due 12/12/2008[5]	15,000	14,989

Total short-term securities (cost: $16,879,242,000)		16,916,062

Total investment securities (cost: $145,727,366,000)		116,037,849
Other assets less liabilities		480,966

Net assets		$116,518,815

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous," was $10,768,073,000, which represented 9.24% of the net assets of the fund.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
 Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series J, 7.00%, noncumulative
convertible preferred depositary shares	1/15/2008	$257,000	$138,703	.12%
Citigroup Inc., Series D, 7.00%, noncumulative
convertible preferred	1/15/2008	187,500	101,194	.09
CONSOL Energy Inc.	10/2/2003	67,784	214,378	.18
National City Corp.	4/21/2008	196,875	79,144	.07
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	598	—
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	—
Washington Mutual, Inc.	4/8/2008	15,000	84	—
Washington Mutual, Inc.	4/8/2008	189,051	—	—
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	10,949	—	—
ProAct Holdings, LLC	1/4/2005	162	—	—

Total restricted securities		$945,321	$534,101	.46%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,004,489,000, which represented 2.58% of the net assets of the fund.
6Scheduled interest and/or principal payment was not received.
7Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended November 30, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 11/30/08 (000)

Lowe’s Companies, Inc.	95,114,400	—	17,839,100	77,275,300	$7,070	$1,596,508
Lowe’s Companies, Inc.,
short-term securities	$—	$44,800,000	$—	$44,800,000	—	44,674
Suncor Energy Inc.	51,404,720	3,185,686	—	54,590,406	2,046	1,262,155
EMC Corp.	79,315,200	28,499,400	—	107,814,600	—	1,139,600
Yahoo! Inc.	76,694,100	13,382,000	—	90,076,100	—	1,036,776
Syngenta AG	5,200,000	—	—	5,200,000	—	925,622
Paychex, Inc.	14,991,700	4,324,700	—	19,316,400	5,347	545,881
Linear Technology Corp.	19,850,000	—	—	19,850,000	4,169	396,007
Qwest Communications International Inc.	121,418,000	—	—	121,418,000	4,857	388,538
Smith International, Inc.	12,937,098	—	—	12,937,098	1,552	378,281
Intuit Inc.	16,825,000	—	—	16,825,000	—	372,842
CONSOL Energy Inc.	7,400,000	—	—	7,400,000	740	214,378
CONSOL Energy Inc.	3,456,400	—	—	3,456,400	346	100,132
Xilinx, Inc.	17,400,000	—	—	17,400,000	2,436	284,664
KLA-Tencor Corp.	12,940,000	—	—	12,940,000	1,941	243,401
Autodesk, Inc.	10,950,000	3,020,000	962,700	13,007,300	—	215,791
Maxim Integrated Products, Inc.	17,025,000	—	—	17,025,000	3,405	210,599
Kerry Group PLC, Class A	8,965,824	—	—	8,965,824	846	186,690
BJ Services Co.	—	14,705,000	—	14,705,000	—	176,313
Flowserve Corp.	—	2,850,000	—	2,850,000	163	143,441
Trimble Navigation Ltd.	6,047,200	—	—	6,047,200	—	123,121
CarMax, Inc.	11,286,717	51,783	—	11,338,500	—	86,286
Harman International Industries, Inc.	4,078,900	—	—	4,078,900	51	61,387
Baker Hughes Inc.*	17,707,200	850,000	5,441,022	13,116,178	2,106	—
Best Buy Co., Inc.*	21,163,400	—	5,606,525	15,556,875	2,963	—
Garmin Ltd.*	10,810,000	—	5,876,261	4,933,739	3,826	—
International Game Technology*	15,207,000	—	6,000,000	9,207,000	1,756	—
Liberty Media Corp., Liberty Interactive,
Series A*	30,367,500	—	9,405,000	20,962,500	—	—
Mirant Corp.*	9,750,000	—	3,795,791	5,954,209	—	—
Sovereign Bancorp, Inc.*	36,725,000	1,000,000	37,725,000	—	—	—
Target Corp.*	40,346,502	—	4,820,500	35,526,002	5,684	—
Target Corp., short-term securities*	$—	$25,000,000	$—	$25,000,000	87	—
United States Steel Corp.*	7,656,935	—	4,153,735	3,503,200	1,051	—
					$52,442	$10,133,087
*Unaffiliated issuer at 11/30/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$88,308,486
Level 2 — Other significant observable inputs	27,728,765	*
Level 3 — Significant unobservable inputs	598
Total	$116,037,849

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended
November 30, 2008 (dollars in thousands):

Beginning value at 9/1/2008	$79,752
Net unrealized depreciation	(79,154)
Ending value at 11/30/2008	$598

Net unrealized depreciation during the period on Level 3 investment securities held at 11/30/2008	$(79,154)

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $10,527,578,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,579,574
Gross unrealized depreciation on investment securities	(37,617,660)
Net unrealized depreciation on investment securities	(30,038,086)
Cost of investment securities for federal income tax purposes	146,075,935

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-905-0109O-S15851

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 28, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 28, 2009